Intangible Assets and Goodwill, Net (Details) S/ in Thousands, $ in Millions		12 Months Ended
	Dec. 10, 2014 USD ($) Contracts	Dec. 31, 2023 PEN (S/) wells campaigns	Dec. 31, 2022 PEN (S/)	Oct. 07, 2023 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 26, 2021 PEN (S/)
Intangible Assets and Goodwill, Net [Line Items]
Accumulated cost		S/ 123,800
Accumulated impairment		53,200
Decrease due to translation effect		S/ 14,700
Perpetual growth rate (CGUs)		5 years
Provisions amount		S/ 215,153	S/ 701,953		S/ 485,042
Total estimated investment (in Dollars) | $	$ 435
Minimum work program | campaigns		10
Bottom of range [member]
Intangible Assets and Goodwill, Net [Line Items]
Minimum work program | wells		23
Top of range [member]
Intangible Assets and Goodwill, Net [Line Items]
Minimum work program | wells		33
Trademark [Member] | Vial y Vives S.A.C [Member]
Intangible Assets and Goodwill, Net [Line Items]
Trademarks acquired		S/ 39,800	42,000
Trademark [Member] | Morelco S.A.S. [Member]
Intangible Assets and Goodwill, Net [Line Items]
Trademarks acquired		25,200	20,600
Trademark [Member] | Vial y Vives - DSD [Member]
Intangible Assets and Goodwill, Net [Line Items]
Accumulated impairment		S/ 24,600	24,600		S/ 22,100
Additional Impaired amount			S/ 2,500
Oil Lots Three And Four [Member]
Intangible Assets and Goodwill, Net [Line Items]
Government granted right	30 years
License contracts (in Contracts) | Contracts	2
Oil Lots Three [Member] | Talara, Piura [Member] | UNNA Energia S.A. [Member]
Intangible Assets and Goodwill, Net [Line Items]
Number of wells (in wells) | wells		230
Oil Lots Four [Member] | Talara, Piura [Member] | UNNA Energia S.A. [Member]
Intangible Assets and Goodwill, Net [Line Items]
Number of wells (in wells) | wells		330
Unna Energia S.A. [Member]
Intangible Assets and Goodwill, Net [Line Items]
Provisions amount				S/ 5,829		S/ 32,541